[FRONT COVER]

SEMIANNUAL REPORT APRIL 30, 2001

Oppenheimer
Mid Cap Value Fund

/LOGO/OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]

BRIDGET A. MACASKILL
PRESIDENT
OPPENHEIMER
MID CAP VALUE FUND


Dear Shareholder,

As we approach the midpoint of 2001, the best policy in this investment landscape appears to be "proceed with care, but remain open to opportunity." The U.S. economy has experienced a slowdown, which has provided a healthy restraint on inflation and helped relax a tightening job market. It has created a challenging climate for American workers, businesses and investors, but it has also sown the seeds of opportunity for the period ahead.

Although the stock market has experienced considerable volatility, major market indices have recovered a significant percentage of their losses from 2000. The focus appears to have shifted from untested companies that drew high investor expectations but had zero or negative earnings toward good, solid companies that are worth owning for the long term. Overall market valuations are far more realistic than they were one year ago.

The U.S. bond market has been helped by declining interest rates and a rotation of investor interest from stocks to bonds. An increase in bank credit has also helped eliminate some of the risk in the high yield and investment-grade corporate bond market. As a result, both high yield and corporate bonds have performed well in 2001. After a strong showing in 2000, U.S. Treasury bonds have also delivered positive returns this year.

If you have been unsettled by the market's recent volatility, it may help to think about the events of the past six months in a broader context: Consider, for example, that the average U.S. diversified actively managed equity fund performed better than the S&P 500 Index.(1) The stock market segments hardest hit over the past year are the same ones that enjoyed the strongest gains over the previous four years. And during the past year, value stocks have outperformed growth stocks by a wide margin.(2)

In fact, the lessons provided by a volatile and difficult market reinforce many of the basic investment principles that we have discussed in this letter from time to time: the importance of continuing to add to your investments regardless of the market(3); the danger of pulling out of your investments and locking in losses rather than assessing each investment from the perspective of your overall goals; the wisdom of diversification, the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles; the value of adding an investment in an asset class you don't own, especially if valuations are attractive.

2 Oppenheimer Mid Cap Value Fund

Although it is likely that the financial markets will experience many changes before this cycle of volatility runs its course, we believe that the worst may be behind us. Your financial advisor can answer your questions about the markets and about diversification, and we can help by providing a broad menu of investment choices from OppenheimerFunds. While news from many industries and companies has been of layoffs and cutbacks, we think it is important for you to know that we continue to add to our resources, to develop our technological capabilities and to support our staff of award-winning investment managers. It is difficult to know where the markets are headed next, but we can assure you that our commitment to investment excellence has never been stronger.


Sincerely,

/s/Bridget A. Macaskill

Bridget A. Macaskill
May 21, 2001



These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks. High yield bonds are subject to greater risks of default than investment grade bonds. U.S. Treasury securities, unlike corporate bonds, are backed by the full faith and credit of the U.S. Government.
1. For the six-month period ended 4/30/01, the average U.S. diversified actively managed equity fund produced a return of -9.83% while the S&P 500 Index generated a return of -12.07%. Source of data: Lipper Inc. The index comparison does not depict the performance of any Oppenheimer funds. Indices cannot be purchased directly by investors.
2. For the one-year period ended 4/30/01, the S&P BARRA Value Index produced a return of 6.35% while the S&P BARRA Growth Index generated a return of -29.16%. Source of data: Standard & Poor's Micropal Inc.
3. Please note, however, that automatic investing does not assure a profit or protect against losses in declining markets.

3 Oppenheimer Mid Cap Value Fund

OPPENHEIMER MID CAP VALUE FUND
INCEPTION DATE:  APRIL 2, 2001


STRATEGY
Oppenheimer Mid Cap Value Fund employs a value-oriented strategy in the portfolio. The Fund seeks to invest in mid-cap stocks that the portfolio manager believes are undervalued.

COMMENTARY
Performance for the month was driven by stock selection. Over 65% of the Fund's assets were invested during the first week of the month to take advantage of investment opportunities created by the market weakness. The market recognized some of these values and we have pared back our holdings in some stocks where the risk/reward no longer looks as favorable

Going forward, we expect to continue to be overweighted in the energy area and underweighted in retail and other consumer driven sectors where we don't think the values currently reflect continued weakness in consumer spending. We also expect continued volatility for the equity markets and are looking to be active and opportunistic in terms of stock selection. Mid cap stocks may be more volatile than stocks of large companies and the value of the stocks held by the Fund may decline as a result of the performance of individual stocks, the stock market in general, or a decline in value of stocks.

Longer term we will continue to employ the same value-oriented strategy in the portfolio. The Fund will look to take positions in undervalued securities with improving business prospects in the next two to three years.






Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


4   Oppenheimer Mid Cap Value Fund

STATEMENT OF INVESTMENTS       ARPIL 30, 2001 (UNAUDITED)

                                                                                                                       MARKET VALUE
                                                                                                    SHARES             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 89.3%
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 7.7%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 6.5%
--------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                          3,500             $113,785
--------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                                       8,200               97,990
--------------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                             2,000               49,440
--------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                        800               27,496
--------------------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                                  3,000               92,700
                                                                                                                  --------------
                                                                                                                        381,411
--------------------------------------------------------------------------------------------------------------------------------
METALS - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                                                                1                           4,000               72,560
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 5.8%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Kemet Corp.                                                              1                           5,000              102,600
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.1%
--------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                                      1,500               86,025
--------------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The)                                                        1                           9,200              153,640
                                                                                                                  --------------
                                                                                                                        239,665
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 10.2%
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 5.6%
--------------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.                                                 1                           4,500               80,955
--------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                              1                           7,000              103,530
--------------------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                                                                         12,000               81,840
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                1                           2,200               63,998
                                                                                                                  --------------
                                                                                                                        330,323
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.                                                     1                           3,000               80,400
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA                                       1                           7,000              190,400
                                                                                                                  --------------
                                                                                                                        270,800
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & Entertainment - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                            2,000               72,180
--------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                          1,900               52,896
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                    1,500               62,715
--------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                        1,300               42,146
                                                                                                                  --------------
                                                                                                                        104,861
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.9%
--------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.8%
--------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A                                                   1                           3,300               85,140
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A                                        1                           5,500              140,360
                                                                                                                  --------------
                                                                                                                        225,500
--------------------------------------------------------------------------------------------------------------------------------
FOOD - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                           5,000               59,550
--------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                  3,000               62,430
--------------------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                                            3,500               55,650
                                                                                                                  --------------
                                                                                                                        177,630


 5  Oppenheimer Mid Cap Value Fund


                                                                                                                       MARKET VALUE
                                                                                                    SHARES             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Clorox Co. (The)                                                                                     2,000             $ 63,660
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - 9.8%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 6.0%
--------------------------------------------------------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR                                                                           1,200               87,300
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                                                     1                           2,300              145,038
--------------------------------------------------------------------------------------------------------------------------------
Core Laboratories NV                                                     1                           5,000              119,400
                                                                                                                  --------------
                                                                                                                        351,738
--------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                     700               61,250
--------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                    1                           4,000              162,968
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 17.0%
--------------------------------------------------------------------------------------------------------------------------------
BANKS - 8.2%
--------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                                           3,000               96,000
--------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                                6,500              106,080
--------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorp                                                                            3,600               89,676
--------------------------------------------------------------------------------------------------------------------------------
Popular, Inc.                                                                                        2,800               85,148
--------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                                        2,000              106,580
                                                                                                                  --------------
                                                                                                                        483,484
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management Holding LP                                                               1,700               78,370
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                              1,600               80,480
--------------------------------------------------------------------------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                                                                            3,000              110,100
                                                                                                                  --------------
                                                                                                                        268,950
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                              1                           2,500               70,475
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                              1,500               59,265
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                       4,000              114,200
                                                                                                                  --------------
                                                                                                                        173,465
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 10.1%
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 5.6%
--------------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                                3,200               72,384
--------------------------------------------------------------------------------------------------------------------------------
ALZA Corp., Cl. A                                                        1                           2,000               91,440
--------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.                                         1                             600               22,320
--------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.                                             1                           2,900              144,420
                                                                                                                  --------------
                                                                                                                        330,564
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & Services - 4.5%
--------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                                                  1                           7,000              111,160
--------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                    1,500              100,365
--------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.                                            1                           2,500               51,375
                                                                                                                  --------------
                                                                                                                        262,900
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 11.9%
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.                                                  1                           4,300               67,424
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc.                                               1                           7,500               68,550



 6  Oppenheimer Mid Cap Value Fund


                                                                                                                     MARKET VALUE
                                                                                                  SHARES             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.6%
--------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                       1,600           $   55,776
--------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.                                             1                           4,500               93,150
--------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                                                             1                           2,400               76,896
--------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc.                                                             1                           6,500              102,375
                                                                                                                  --------------
                                                                                                                        328,197
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc.                                                      1                           7,000               49,000
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
DuPont Photomasks, Inc.                                              1\2                             1,300               72,540
--------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                                   1\2                             1,000               29,600
--------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                                    1                           3,000               79,080
                                                                                                                  --------------
                                                                                                                        181,220
--------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                                2,700              118,881
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                              5,500               98,175
--------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                        2,800               77,476
                                                                                                                  --------------
Total Common Stocks (Cost $4,605,490)                                                                                 5,248,803

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 11.6%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital
Markets, Inc., 4.50%, dated 4/30/01, to be
repurchased at $679,085 on 5/1/01, collateralized
by U.S. Treasury Bonds, 7.50%--11.25%,
2/15/15--11/15/16, with a value of $130,260 and
U.S. Treasury Nts., 4.75%--7.875%, 5/31/01--11/15/08,
with a value of $562,419 (Cost $679,000)                                                          $679,000              679,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,284,490)                                                        100.9%           5,927,803
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                 (0.9)             (50,617)
                                                                                                 ----------     ----------------
NET ASSETS                                                                                           100.0%          $5,877,186
                                                                                                 ==========     ================

1.  Non-income-producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                        CONTRACTS     EXPIRATION     EXERCISE       PREMIUM             MARKET VALUE
                                                  SUBJECT TO CALL     DATE           PRICE          RECEIVED            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
DuPont Photomasks, Inc.                                     13        9/24/01        $70.00         $4,251               $5,850
Lam Research Corp.                                          10        9/24/01         40.00          3,470                2,900
                                                                                               ------------     ----------------
                                                                                                    $7,721               $8,750
                                                                                               ============     ================


See accompanying Notes to Financial Statements.




 7  Oppenheimer Mid Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES      APRIL 30, 2001 (Unaudited)



-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreements of $679,000)(cost $5,284,490)
 - see accompanying statement                                                                                     $5,927,803
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     336
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                      97,522
Interest and dividends                                                                                                 1,588
Other                                                                                                                    466
                                                                                                            -----------------
Total assets                                                                                                       6,027,715

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Options written, at value (premiums received $7,721) -
see accompanying statement                                                                                             8,750
-----------------------------------------------------------------------------------------------------------------------------
PAYABLES AND OTHER LIABILITIES:
Investments purchased                                                                                                139,505
Other                                                                                                                  2,274
                                                                                                            -----------------
Total liabilities                                                                                                    150,529

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $5,877,186
                                                                                                            =================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $5,214,579
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                      2,098
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                              18,226
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                             642,283
                                                                                                            -----------------
NET ASSETS                                                                                                        $5,877,186
                                                                                                            =================

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,877,186 and 520,492 shares of beneficial interest outstanding)                                                     $11.29
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $11.98


See accompanying Notes to Financial Statements.


 8  Oppenheimer Mid Cap Value Fund

STATEMENT OF OPERATIONS      FOR THE PERIOD FROM APRIL 2, 2001 (INCEPTION OF
                             OFFERING) TO APRIL 30, 2001 (UNAUDITED)



-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                              $6,522
-----------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                              1,885
                                                                                                            -----------------
Total income                                                                                                           8,407

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                        4,034
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                1,008
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,276
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    999
                                                                                                            -----------------
Total expenses                                                                                                         7,317
Less waiver of expenses                                                                                               (1,008)
                                                                                                            -----------------
Net expenses                                                                                                           6,309

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  2,098

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                           25,288
Foreign currency transactions                                                                                            (69)
Closing and expiration of option contracts written                                                                    (6,993)
                                                                                                            -----------------
Net realized gain                                                                                                     18,226

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                          639,860
Translation of assets and liabilities denominated in foreign currencies                                                2,423
                                                                                                            -----------------
Net change                                                                                                           642,283
                                                                                                            -----------------
Net realized and unrealized gain                                                                                     660,509

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $662,607
                                                                                                            =================


See accompanying Notes to Financial Statements.





 9  Oppenheimer Mid Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  PERIOD ENDED
                                                                                                                  APRIL 30, 2001(1)
                                                                                                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                 $2,098
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                              18,226
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                 642,283
                                                                                                            -----------------
Net increase in net assets resulting
from operations                                                                                                      662,607

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                                            5,114,579

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     5,777,186
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                  100,000 (2)
                                                                                                            -----------------
End of period (including accumulated net investment
income of $2,098 for the period ended April 30, 2001)                                                             $5,877,186
                                                                                                            =================


1.  For the period from April 2, 2001 (inception of offering) to April 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at March 19, 2001.

See accompanying Notes to Financial Statements.


10  Oppenheimer Mid Cap Value Fund

FINANCIAL HIGHLIGHTS


                                                           CLASS A
                                                           --------------------
                                                           PERIOD ENDED
                                                           APRIL 30, 2001(1)
                                                           (UNAUDITED)
------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.00
------------------------------------------------------------------
Income from investment operations:
Net investment income                                          -- (2)
Net realized and unrealized gain                             1.29
------------------------------------------------------------------
Total income from investment operations                      1.29
------------------------------------------------------------------
Net asset value, end of period                             $11.29
                                              ====================

------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        12.90%
------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $5,877
------------------------------------------------------------------
Average net assets (in thousands)                          $5,280
------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                       0.50%
Expenses                                                    1.74%
Expenses, net of waiver of expenses                         1.50%
------------------------------------------------------------------
Portfolio turnover rate                                       12%


1.  For the period from April 2, 2001 (inception of offering) to April 30, 2001.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

11  Oppenheimer Mid Cap Value Fund

NOTES TO FINANCIAL STATEMENTS     UNAUDITED


1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Mid Cap Value Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees'fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


12  Oppenheimer Mid Cap Value Fund

NOTES TO FINANCIAL STATEMENTS     UNAUDITED/CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES CONTINUED
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  PERIOD ENDED APRIL 30, 2001(1)
                                                  SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                              510,492             $5,114,579
Dividends and/or distributions reinvested              --                     --
Redeemed                                               --                     --
                                               -----------    ------------------
Net increase                                      510,492             $5,114,579
                                               ===========    ==================


(1)  For the period from April 2, 2001 (inception of offering) to April 30,
2001.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2001, were $5,220,116 and $636,473, respectively.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the average net assets of the Fund. The Fund's management fee for the period ended April 30, 2001 was an annualized rate of 1.00%, before any waiver by the Manager if applicable.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

13        Oppenheimer Mid Cap Value Fund

NOTES TO FINANCIAL STATEMENTS     UNAUDITED/CONTINUED

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


----------------- -------------- ----------------- ----------------
                  AGGREGATE      CLASS A           COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES
                  SALES          CHARGES           ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR
PERIOD ENDED      SHARES
----------------- -------------- ----------------- ----------------
April 30, 2001    $--            $--               $--
----------------- -------------- ----------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares from its own resources at the time of sale.

------------------- ----------------------
                    CLASS A CONTINGENT
                    DEFERRED SALES
                    CHARGES RETAINED BY
 PERIOD ENDED       DISTRIBUTOR
------------------- ----------------------
April 30, 2001      $--
------------------- ----------------------


The Fund has adopted a Service Plan for Class A under Rule 12b-1 of the Investment Company Act. Under the plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the class.

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended April 30, 2001, payments under the Class A plan totaled $1,008 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $0 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

5.  FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


14  Oppenheimer Mid Cap Value Fund

NOTES TO FINANCIAL STATEMENTS     UNAUDITED/CONTINUED

6.  Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended April 30, 2001 was as follows:


                                                                                       CALL OPTIONS
                                              ------------------------------------------------------
                                                  NUMBER OF CONTRACTS            AMOUNT OF PREMIUMS
                                              ------------------------------------------------------
Options outstanding as of April 2, 2001                            --                      $     --
Options written                                                    60                        19,820
Options closed or expired                                         (37)                      (12,099)
                                              ------------------------------------------------------
Options outstanding as of April 30, 2001                           23    $                    7,721
                                              ========================   ===========================




15  Oppenheimer Mid Cap Value Fund

[BACK COVER]

OPPENHEIMER MID CAP VALUE FUND

    Officers and Trustees           Leon Levy, Chairman of the Board of Trustees
                                    Donald W. Spiro, Vice Chairman of the Board
                                          of Trustees
                                    Bridget A. Macaskill, Trustee and President
                                    Robert G. Galli, Trustee
                                    Phillip A. Griffiths, Trustee
                                    Benjamin Lipstein, Trustee
                                    Elizabeth B. Moynihan, Trustee
                                    Kenneth A. Randall, Trustee
                                    Edward V. Regan, Trustee
                                    Russell S. Reynolds, Jr., Trustee
                                    Clayton K. Yeutter, Trustee
                                    Christopher Leavy, Vice President
                                    Susan Switzer, Vice President
                                    Andrew J. Donohue, Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Robert G. Zack, Assistant Secretary


     Investment Advisor            OppenheimerFunds, Inc.

     Distributor                   OppenheimerFunds Distributor, Inc.

     Transfer and                  OppenheimerFunds Services
     Shareholder Servicing
     Agent

     Custodian of Portfolio
     Securities                    The Bank of New York

     Independent Auditors          KPMG LLP

     Legal Counsel                 Mayer, Brown & Platt

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    For more complete information about Oppenheimer Mid Cap Value Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048.

    Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.



   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.




    RS0595.001.0401      June 29, 2001